Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Other current liabilities	$ 5,797	$ 5,797	$ 5,930
Business combination, consideration transferred		92,195	$ 0	$ 0
Entities Under Common Control
Related Party Transaction [Line Items]
Business combination, consideration transferred		$ (30,825)
Teekay Australia
Related Party Transaction [Line Items]
Business combination, consideration transferred	65,000
Teekay Australia | Working Capital
Related Party Transaction [Line Items]
Business combination, consideration transferred	15,900
Teekay Management Companies | Working Capital
Related Party Transaction [Line Items]
Business combination, consideration transferred	17,300
Teekay Management Companies | Supplement retirement contribution plan
Related Party Transaction [Line Items]
Business combination, consideration transferred	6,000
Teekay Management Companies | Entities Under Common Control | Supplement retirement contribution plan
Related Party Transaction [Line Items]
Business combination, consideration transferred	6,000
Teekay Australia and Management Companies
Related Party Transaction [Line Items]
Business combination, consideration transferred	98,200
Business Combination, Net Consideration Transferred	$ 92,200